MERRILL LYNCH
GLOBAL
CONVERTIBLE
FUND, INC.








FUND LOGO








Quarterly Report

July 31, 1997




This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Global Convertible
Fund, Inc.
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper



MERRILL LYNCH GLOBAL CONVERTIBLE FUND, INC.


Officers and
Directors

Arthur Zeikel, President and Director
James H. Bodurtha, Director
Herbert I. London, Director
Robert R. Martin, Director
Joseph L. May, Director
Andre F. Perold, Director
Terry K. Glenn, Executive Vice President
Joseph T. Monagle Jr., Senior Vice President
Donald C. Burke, Vice President
Harry E. Dewdney, Vice President and Portfolio Manager
Gerald M. Richard, Treasurer
Lawrence A. Rogers, Secretary

Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863



TO OUR SHAREHOLDERS


The quarter ended July 31, 1997 witnessed a continuation of the financial trends seen since the start of 1997. This included sharply higher equity markets in the United States as well as in most global markets, bond prices in the United States pushing higher along with most other world bond markets, and a firmer US dollar. Overall, this was a rather favorable environment for global convertible funds.

The key factor during the July quarter which led to a good deal of the exuberance was the Humphrey-Hawkins testimony by Federal Reserve Board Chairman Alan Greenspan before Congress in July. This round of testimony was a most positive assessment of the US economy indicating healthy growth, invisible inflation and strong corporate earnings growth with no apparent strain on the economy. Chairman Greenspan also indicated that he saw no need to raise interest rates in the near term, but that the Federal Reserve Board must always watch for signs of renewed inflation. It remains to be seen when and if Federal Reserve Board policy will change in coming weeks, but as of now the picture of the economy is quite encouraging.

During the July quarter, European equity and bond markets also were quite firm, in some cases exceeding the gains in the United States. However, the strong US dollar has cut into these gains when investment returns are translated back into US dollars. In July, a positive month for most markets, the US dollar's rise of another 5% against most European currencies was a negative factor for dollar-based investors.

In Asia, the Japanese equity markets continue to be a disappointment with scant returns so far in 1997. For example, the Nikkei 225 Index returned only +5.01% through July 31, 1997. Recent economic data has been weaker than expected. This, combined with scandals and unfavorable banking results and problems, has led to investor pessimism. However, the yen-denominated convertible market has had some support with certain Fund holdings such as Sony Corp., Matsushita Electric Industrial Co. and Tokyo Electron Ltd. scoring excellent gains.

During the quarter ended July 31, 1997, our strategy was to maintain a relatively low cash position (5.82% of net assets as of July 31, 1997) to take advantage of the current bullish environment. Our largest holdings continue to be in the United States (64% of net assets) because of the strong equity market performance and current outlook. At the same time, the strong US dollar has made it practical to limit non-dollar holdings. Nevertheless, we maintained offshore holdings so as to have exposure to markets that appear attractive. Our largest exposure outside the United States is in Japan (18% of net assets) with other lesser allocations in France, the United Kingdom, Holland and Hong Kong. These global holdings give our Fund a good degree of exposure in markets and issues that we believe offer attractive total return potential. While the Japanese market has lagged most others worldwide, our holdings performed well, as mentioned. It is our opinion that the Japanese equity market will recover and rally as the economic, political and financial climate improves.

For the calendar year-to-date period ended July 31, 1997, the Fund's Class A, Class B, Class C and Class D Shares had total returns of +15.8%, +15.0%, +15.0% and +15.6%, respectively. This compares favorably not only with the Lipper Overseas Fund Average of +11.27%, but also with the Domestic Lipper Convertible Securities Fund Average of +15.39% for the same period. (Complete performance information, including average annual total returns, can be found on pages 4--7 of this report to shareholders.)

It is our opinion that worldwide conditions in the coming weeks will be rather volatile but still favorable for the Fund. Interest rates are likely to be steady to lower in the United States with higher equity markets prevailing, albeit at a slower rate than we have seen, and economic conditions will likely continue to be encouraging. We will continue to search out those areas and opportunities on a worldwide basis to seek to provide attractive total returns.


In Conclusion
We thank you for your ongoing interest in Merrill Lynch Global
Convertible Fund, Inc., and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,

(Arthur Zeikel)
Arthur Zeikel
President







(Harry E. Dewdney)
Harry E. Dewdney
Vice President and
Portfolio Manager



August 22, 1997



PERFORMANCE DATA


About Fund
Performance


Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Average Annual Total Return" tables as well as the total returns and cumulative total returns in the "Performance Summary" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


Performance
Summary--
Class A Shares
                                    Net Asset Value        Capital Gains
Period Covered                   Beginning      Ending      Distributed    Dividends Paid*      % Change**
11/4/88--12/31/88                 $ 9.97        $ 9.76        $0.173           $0.101            + 0.68%
1989                                9.76          9.50         0.431            0.483            + 6.83
1990                                9.50          8.20         0.047            0.497            - 8.07
1991                                8.20          9.06         0.151            0.382            +17.22
1992                                9.06          9.67         0.123            0.267            +11.12
1993                                9.67         10.68         0.081            0.327            +14.74
1994                               10.68         10.29         0.029            0.304            - 0.54
1995                               10.29         10.27          --              1.280            +12.54
1996                               10.27         10.54         0.190            0.388            + 8.40
1/1/97--7/31/97                    10.54         12.09          --              0.099            +15.77
                                                              ------           ------
                                                        Total $1.225     Total $4.128

                                                         Cumulative total return as of 7/31/97: +107.56%**

 *Figures may include short-term capital gains distributions.
**Figures do not include any sales charge; results would be lower if sales charge was included.

Performance
Summary--
Class B Shares
                                    Net Asset Value        Capital Gains
Period Covered                   Beginning      Ending      Distributed    Dividends Paid*      % Change**
2/26/88--12/31/88                 $10.00        $ 9.77        $0.173           $0.313            + 2.63%
1989                                9.77          9.51         0.431            0.376            + 5.68
1990                                9.51          8.25         0.047            0.373            - 8.94
1991                                8.25          9.12         0.151            0.284            +15.99
1992                                9.12          9.74         0.123            0.166            + 9.99
1993                                9.74         10.74         0.081            0.228            +13.48
1994                               10.74         10.35         0.029            0.205            - 1.45
1995                               10.35         10.35          --              1.146            +11.30
1996                               10.35         10.63         0.190            0.272            + 7.26
1/1/97--7/31/97                    10.63         12.15          --              0.064            +14.98
                                                              ------           ------
                                                        Total $1.225     Total $3.427

                                                          Cumulative total return as of 7/31/97: +93.43%**

 *Figures may include short-term capital gains distributions.
**Figures do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.


Performance
Summary--
Class C Shares
                                    Net Asset Value        Capital Gains
Period Covered                   Beginning      Ending      Distributed    Dividends Paid*      % Change**
10/21/94--12/31/94                $10.74        $10.33        $0.029           $0.162            - 2.03%
1995                               10.33         10.34          --              1.146            +11.43
1996                               10.34         10.60         0.190            0.277            + 7.12
1/1/97--7/31/97                    10.60         12.13          --              0.055            +15.03
                                                              ------           ------
                                                        Total $0.219     Total $1.640

                                                          Cumulative total return as of 7/31/97: +34.51%**

 *Figures may include short-term capital gains distributions.
**Figures do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.

PERFORMANCE DATA (concluded)

Performance
Summary--
Class D Shares
                                    Net Asset Value        Capital Gains
Period Covered                   Beginning      Ending      Distributed    Dividends Paid*      % Change**
10/21/94--12/31/94                $10.69        $10.30        $0.029           $0.170            - 1.78%
1995                               10.30         10.29          --              1.252            +12.34
1996                               10.29         10.55         0.190            0.365            + 8.04
1/1/97--7/31/97                    10.55         12.09          --              0.092            +15.59
                                                              ------           ------
                                                        Total $0.219     Total $1.879

                                                          Cumulative total return as of 7/31/97: +37.80%**

 *Figures may include short-term capital gains distributions.
**Figures do not include sales charge; results would be lower if sales charge was included.


Average Annual
Total Return


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 6/30/97                        +16.20%        +10.10%
Five Years Ended 6/30/97                  +10.45         + 9.27
Inception (11/4/88) through 6/30/97       + 8.30         + 7.63

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


                                         % Return       % Return
                                       Without CDSC    With CDSC**

Class B Shares*

Year Ended 6/30/97                        +14.87%        +10.87%
Five Years Ended 6/30/97                  + 9.29         + 9.29
Inception (2/26/88) through 6/30/97       + 6.87         + 6.87

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                         % Return       % Return
                                       Without CDSC    With CDSC**

Class C Shares*

Year Ended 6/30/97                        +14.82%        +13.82%
Inception (10/21/94) through 6/30/97      +10.02         +10.02

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 6/30/97                        +15.88%         +9.80%
Inception (10/21/94) through 6/30/97      +11.01          +8.81

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.

Recent
Performance
Results
                                                                                                        12 Month     3 Month
                                                                    7/31/97      4/30/97     7/31/96    % Change     % Change
  ML Global Convertible Fund, Inc. Class A Shares*                   $12.09       $10.83      $10.25    +20.11%(1)    +11.63%
  ML Global Convertible Fund, Inc. Class B Shares*                    12.15        10.92       10.32    +19.87(1)     +11.26
  ML Global Convertible Fund, Inc. Class C Shares*                    12.13        10.90       10.30    +19.91(1)     +11.28
  ML Global Convertible Fund, Inc. Class D Shares*                    12.09        10.84       10.26    +19.99(1)     +11.53
  Dow Jones Industrial Average**                                   8,222.61     7,008.99    5,528.91    +48.72        +17.32
  S&P 500 Index**                                                    954.29       801.34      639.95    +49.12        +19.09
++Japan Nikkei Dow Jones 225**                                    20,331.43    19,151.12   20,692.83    - 1.75        + 6.16
  London Financial Times Index**                                   4,907.50     4,436.00    3,703.20    +32.52        +10.63
  ML Global Convertible Fund, Inc. Class A Shares--Total Return*                                        +24.07(2)     +11.63
  ML Global Convertible Fund, Inc. Class B Shares--Total Return*                                        +22.71(3)     +11.26
  ML Global Convertible Fund, Inc. Class C Shares--Total Return*                                        +22.67(4)     +11.28
  ML Global Convertible Fund, Inc. Class D Shares--Total Return*                                        +23.70(5)     +11.53
  Dow Jones Industrial Average--Total Return**                                                          +51.75        +17.83
  S&P 500 Index--Total Return**                                                                         +52.02        +19.58

  *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
 **An unmanaged broad-based Index comprised of common stocks.
 ++Index is expressed in base currency terms (yen).
(1)Percent change includes reinvestment of $0.190 per share capital gains distributions.
(2)Percent change includes reinvestment of $0.346 per share ordinary income dividends and $0.190 per share capital gains distributions.
(3)Percent change includes reinvestment of $0.252 per share ordinary income dividends and $0.190 per share capital gains distributions.
(4)Percent change includes reinvestment of $0.244 per share ordinary income dividends and $0.190 per share capital gains distributions.
(5)Percent change includes reinvestment of $0.325 per share ordinary income dividends and $0.190 per share capital gains distributions.



SCHEDULE OF INVESTMENTS                                                                                      (in US dollars)
NORTH                                 Shares                                                                        Percent of
AMERICA      Industries                Held                Common Stocks                    Cost            Value   Net Assets
United       Food/Beverage/Tobacco    10,000  ConAgra Inc.                             $    309,079     $    703,125    2.30%
States       & Household

             Metals & Mining          10,000  WHX Corp.                                     179,350           90,000    0.29

             Retail Stores            22,500  Home Depot, Inc.                              707,041        1,122,187    3.66

                                              Total Investments in United States
                                              Common Stocks                               1,195,470        1,915,312    6.25



                                                     Convertible Preferred Stocks

Canada       Oil & Gas Producers      10,000  Occidental Petroleum Corp., Pfd.,
                                              Series A                                      580,600          960,000    3.13

                                              Total Investments in Canadian
                                              Convertible Preferred Stocks                  580,600          960,000    3.13

United       Data Processing          20,000  UNISYS Corp., $3.75 Pfd., Series A          1,233,875          851,250    2.78
States

             Insurance                10,000  American General Corp., Pfd.                  523,200          695,000    2.27
                                      15,000  St. Paul Companies, Inc., Pfd.                784,736        1,059,375    3.46
                                                                                       ------------     ------------  -------
                                                                                          1,307,936        1,754,375    5.73

             Metals & Mining          30,000  USX Capital Trust I, Pfd.                   1,387,500        1,460,625    4.77
                                      20,000  WHX Corp., Pfd., Series B                   1,000,150          770,000    2.51
                                                                                       ------------     ------------  -------
                                                                                          2,387,650        2,230,625    7.28

             Real Estate              20,000  Merry Land & Investment Company,
             Investment Trust                 Inc., Pfd.                                    509,463          560,000    1.83

                                              Total Investments in United States
                                              Convertible Preferred Stocks                5,438,924        5,396,250   17.62

                                      Face
                                     Amount            Convertible Bonds

United       Automobile     US$    1,500,000  The Pep Boys--Manny, Moe & Jack,
States       Parts                            4% due 9/01/1999                            1,461,250        1,537,500    5.02

             Computer                500,000  Cray Research, Inc., 6.125% due
             Services                         2/01/2011                                     510,000          392,500    1.28

             Industrial            1,000,000  Rouse Co., 5.75% due 7/23/2002                882,200        1,045,000    3.41

             Insurance               500,000  Aegon N.V., 4.75% due 11/01/2004              626,250        1,340,000    4.37

             Natural Gas           1,000,000  Consolidated Natural Gas Co.,
                                              7.25% due 12/15/2015                        1,045,000        1,105,000    3.61

             Oil & Related         1,000,000  Pennzoil Co., 4.75% due 10/01/2003          1,147,500        1,330,000    4.34

             Pharmaceuticals       1,500,000  Alza Corp., 5% due 5/01/2006                1,531,250        1,603,125    5.23

             Retail Stores         1,000,000  Home Depot, Inc., 3.25% due
                                              10/01/2001                                  1,023,250        1,183,750    3.87

             Transportation          600,000  Alaska Air Group, Inc., 6.50% due
                                              6/15/2005                                     625,500          852,750    2.78

                                              Total Investments in United States
                                              Convertible Bonds                           8,852,200       10,389,625   33.91

                                              Total Investments in North American
                                              Securities                                 16,067,194       18,661,187   60.91

PACIFIC                               Shares
BASIN                                  Held                Common Stocks

Hong Kong    Utilities--Electric      50,000  Shandong Huaneng Power Company Ltd.
                                              (ADR) (a)                                     503,000          571,875    1.87

                                              Total Investments in Hong Kong
                                              Common Stocks                                 503,000          571,875    1.87

Japan        Financial Services       10,000  Daiwa Securities Co., Ltd.                    109,055           68,608    0.23
                                      10,000  Nikko Securities Co., Ltd.                     91,790           54,937    0.18
                                      10,000  Yamaichi Securities Co., Ltd.                  94,005           21,941    0.07
                                                                                       ------------     ------------  -------
                                                                                            294,850          145,486    0.48

             Machinery                20,000  Shimadzu Corp.                                156,900           99,072    0.32

             Trading                  50,000  Marubeni Corp.                                241,883          208,439    0.68

                                              Total Investments in Japanese
                                              Common Stocks                                 693,633          452,997    1.48

                                      Face
                                     Amount              Convertible Bonds

Hong Kong    Food &         US   $ 1,000,000  Dairy Farms International Holdings
             Beverage                           Ltd., 6.50% due 5/10/2049                   905,000          745,000    2.43

                                              Total Investments in Hong Kong
                                              Convertible Bonds                             905,000          745,000    2.43

Japan        Auto &         YEN   25,000,000  No. 2 Toyota Motor Corp., 1.20% due
             Truck                            1/28/1998                                     286,365          394,515    1.28

             Chemicals            50,000,000  No. 6 Sumitomo Bakelite Co., Ltd.,
                                              1.20% due 9/29/2006                           521,478          556,962    1.82

             Electronics          40,000,000  No. 2 Kokusai Electric Co., 1.30%
                                              due 9/30/2002                                 452,059          459,072    1.50
                                  50,000,000  No. 5 Matsushita Electric Industrial
                                              Co., 1.30% due 3/29/2002                      513,387          641,350    2.09
                                  50,000,000  No. 11 Sharp Corp., 1.50% due
                                              9/30/1998                                     551,096          449,367    1.47
                                  30,000,000  No. 2 Tokyo Electron Ltd., 0.90%
                                              due 9/30/2003                                 343,548          594,177    1.94
                                                                                       ------------     ------------  -------
                                                                                          1,860,090        2,143,966    7.00

             Food &               14,000,000  No. 1 Sanyo Coca-Cola Bottling,
             Beverage                         Inc., 0.90% due 6/30/2003                     146,267          117,789    0.38
                                  50,000,000  No. 3 Sapporo Breweries, Ltd.,
                                              1.20% due 12/18/2009                          525,379          413,502    1.35
                                                                                       ------------     ------------  -------
                                                                                            671,646          531,291    1.73

             Industrial           30,000,000  No. 3 Sony Corp., 1.40% due 9/30/2003         361,653          539,241    1.76

             Machinery            40,000,000  No. 8 Matsushita Electric Works,
                                              Ltd., 2.70% due 5/31/2002                     470,637          533,333    1.74

             Retail Stores        50,000,000  No. 1 Taiyo Company Ltd., 2.50% due
                                              2/28/2002                                     594,601          418,565    1.37

                                              Total Investments in Japanese
                                              Convertible Bonds                           4,766,470        5,117,873   16.70

                                              Total Investments in Pacific Basin
                                              Securities                                  6,868,103        6,887,745   22.48


SCHEDULE OF INVESTMENTS (concluded)                                                                          (in US dollars)
WESTERN                               Shares                                                                        Percent of
EUROPE       Industries                Held                Common Stocks                    Cost            Value   Net Assets
United       Business Services        71,944  Cordiant PLC (Ordinary)                  $    170,504     $    155,953    0.51%
Kingdom

                                              Total Investments in United Kingdom
                                              Common Stocks                                 170,504          155,953    0.51

                                      Face
                                     Amount                Convertible Bonds

France       Leisure        Frf    4,200,000  Euro Disney SCA, 6.75% due 10/01/2001         686,298          763,057    2.49

             Pharmaceuticals           7,000  Sanofi S.A., 4% due 1/01/2000 (Units)         498,434          807,144    2.63

                                              Total Investments in French
                                              Convertible Bonds                           1,184,732        1,570,201    5.12

United       Food &         Pound    500,000  Allied-Lyons PLC, 6.75%
Kingdom      Beverage       Sterling          due 7/07/2008                                 858,247          801,640    2.62
                            US$      500,000  Grand Metropolitan PLC, 6.50% due
                                              1/31/2000                                     552,500          715,000    2.33

                                              Total Investments in United Kingdom
                                              Convertible Bonds                           1,410,747        1,516,640    4.95

                                              Total Investments in Western European
                                              Securities                                  2,765,983        3,242,794   10.58

SHORT-TERM
SECURITIES                                                   Issue

             Commercial     US$    1,285,000  General Motors Acceptance Corp.,
             Paper*                           5.81% due 8/01/1997                         1,285,000        1,285,000    4.19

             US Government           500,000  US Treasury Bills, 5.08% due
             Obligations*                     8/21/1997                                     498,589          498,589    1.63


                                              Total Investments in Short-Term
                                              Securities                                  1,783,589        1,783,589    5.82

             Total Investments                                                         $ 27,484,869       30,575,315   99.79
                                                                                       ============
             Other Assets Less Liabilities                                                                    63,045    0.21
                                                                                                        ------------  -------
             Net Assets                                                                                 $ 30,638,360  100.00%
                                                                                                        ============  =======

             Net Asset         Class A--Based on net assets of $3,801,135 and
             Value:                     314,294 shares outstanding                                      $      12.09
                                                                                                        ============
                               Class B--Based on net assets of $18,770,480 and
                                        1,544,294 shares outstanding                                    $      12.15
                                                                                                        ============
                               Class C--Based on net assets of $1,117,040 and
                                        92,103 shares outstanding                                       $      12.13
                                                                                                        ============
                               Class D--Based on net assets of $6,949,705 and
                                        574,727 shares outstanding                                      $      12.09
                                                                                                        ============

          (a)American Depositary Receipts (ADR).
            *Commercial Paper and certain US Government Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund.